Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ 3,024	$ 2,521
Total realized and unrealized (gains) losses included in income	99	33
Total realized and unrealized (gains) losses included in OCI	0	0
Movements purchases	(76)	(141)
Movements issuances	371	637
Movements others	47	(165)
Transfer Into Level 3	0	0
Transfers Out of Level 3		(10)
Fair value ending balance	3,465	2,875
Change in Unrealized gain (losses) on instruments still held	80	(1)
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	659	960
Total realized and unrealized (gains) losses included in income	147	(34)
Total realized and unrealized (gains) losses included in OCI	0	0
Movements purchases	(19)	(19)
Movements issuances	57	39
Movements others	(75)	(64)
Transfer Into Level 3	0	0
Transfers Out of Level 3		2
Fair value ending balance	769	884
Change in Unrealized gain (losses) on instruments still held	133	(25)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	63	70
Total realized and unrealized (gains) losses included in income	3	(18)
Total realized and unrealized (gains) losses included in OCI	0	0
Movements others	(2)	(1)
Transfer Into Level 3	0	0
Fair value ending balance	64	51
Change in Unrealized gain (losses) on instruments still held	4	(17)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1)	(1)
Total realized and unrealized (gains) losses included in income	1	(1)
Total realized and unrealized (gains) losses included in OCI	0	0
Movements others	(2)	1
Transfer Into Level 3	0	0
Fair value ending balance	(2)	(1)
Change in Unrealized gain (losses) on instruments still held		(1)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	624	893
Total realized and unrealized (gains) losses included in income	105	(8)
Total realized and unrealized (gains) losses included in OCI	0	0
Movements purchases	(19)	(19)
Movements issuances	57	39
Movements others	(68)	(65)
Transfer Into Level 3	0	0
Transfers Out of Level 3		2
Fair value ending balance	699	842
Change in Unrealized gain (losses) on instruments still held	103	(1)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(27)	(2)
Total realized and unrealized (gains) losses included in income	38	(7)
Total realized and unrealized (gains) losses included in OCI	0	0
Movements others	(3)	1
Transfer Into Level 3	0	0
Fair value ending balance	8	(8)
Change in Unrealized gain (losses) on instruments still held	26	(6)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	14	7
Total realized and unrealized (gains) losses included in income	(23)	31
Total realized and unrealized (gains) losses included in OCI	0	0
Movements issuances	17	25
Movements others	(5)	(35)
Transfer Into Level 3	0	0
Fair value ending balance	3	29
Change in Unrealized gain (losses) on instruments still held	(17)	25
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized (gains) losses included in OCI	0	0
Transfer Into Level 3	0	0
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	20	14
Total realized and unrealized gains (losses) included in income	1
Movements purchases		2
Movements issuances	0	0
Movements others	(11)	(4)
Transfer Into Level 3	1	121
Transfers Out of Level 3	(1)	(11)
Fair value ending balance	10	122
Change in Unrealized gain (losses) on instruments still held	1
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3
Movements issuances	0	0
Movements others	(3)
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	6
Movements issuances	0	0
Movements others		(3)
Transfers Out of Level 3		(2)
Fair value ending balance	1	1
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	16	8
Total realized and unrealized gains (losses) included in income	1
Movements purchases		2
Movements issuances	0	0
Movements others	(8)	(1)
Transfer Into Level 3	1	121
Transfers Out of Level 3	(1)	(9)
Fair value ending balance	9	121
Change in Unrealized gain (losses) on instruments still held	1
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	427	320
Total realized and unrealized gains (losses) included in income	3	12
Total realized and unrealized gains (losses) included in OCI	2
Movements purchases	72	14
Movements issuances	0	0
Movements others	(9)	(8)
Transfer Into Level 3	21	4
Fair value ending balance	516	342
Change in Unrealized gain (losses) on instruments still held		10
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	408	305
Total realized and unrealized gains (losses) included in income	2	15
Total realized and unrealized gains (losses) included in OCI	2
Movements purchases	71	12
Movements issuances	0	0
Movements others	(9)	(8)
Transfer Into Level 3	21
Fair value ending balance	495	324
Change in Unrealized gain (losses) on instruments still held	(1)	13
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	19	15
Total realized and unrealized gains (losses) included in income	1	(3)
Movements purchases	1	2
Movements issuances	0	0
Transfer Into Level 3		4
Fair value ending balance	21	18
Change in Unrealized gain (losses) on instruments still held	1	(3)
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2,413	2,428
Total realized and unrealized gains (losses) included in income	1	(7)
Total realized and unrealized gains (losses) included in OCI	4	13
Movements purchases	5	6
Movements issuances	0	0
Movements others	(78)	(99)
Transfers Out of Level 3	(1)
Fair value ending balance	2,344	2,341
Change in Unrealized gain (losses) on instruments still held	(2)	10
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	200	203
Total realized and unrealized gains (losses) included in income	1	(7)
Total realized and unrealized gains (losses) included in OCI	9	(3)
Movements issuances	0	0
Fair value ending balance	210	193
Change in Unrealized gain (losses) on instruments still held	9	(3)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	562	553
Total realized and unrealized gains (losses) included in OCI	(3)	2
Movements issuances	0	0
Movements others		(26)
Fair value ending balance	559	529
Change in Unrealized gain (losses) on instruments still held	(3)	2
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	24	95
Total realized and unrealized gains (losses) included in OCI	(1)	5
Movements issuances	0	0
Movements others		(1)
Fair value ending balance	23	99
Change in Unrealized gain (losses) on instruments still held	(1)	5
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,492	1,469
Total realized and unrealized gains (losses) included in OCI	1	1
Movements purchases	5	6
Movements issuances	0	0
Movements others	(3)	(72)
Fair value ending balance	1,495	1,404
Change in Unrealized gain (losses) on instruments still held	1	(2)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	135	108
Total realized and unrealized gains (losses) included in OCI	(2)	8
Movements issuances	0	0
Movements others	(75)
Transfers Out of Level 3	(1)
Fair value ending balance	57	116
Change in Unrealized gain (losses) on instruments still held	$ (8)	$ 8